Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS CLOSE IN TIME TO THE RELEASE OF MATERIAL NONPUBLIC INFORMATION
The Company has not granted stock options, stock appreciation rights, or similar instruments with option-like features since 2023 and has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.